INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of components Income (Loss) before provision for income taxes

	Years Ended December 31,
	2020 (as restated)	2019
United States	$(34,285)	$(103,596)
Foreign	(670)	—
Loss before income taxes	$(34,955)	$(103,596)

Schedule of provision (benefit) for income taxes

The provision (benefit) for income taxes consists of the following (in thousands):

	Years Ended December 31,
	2020	2019
Current	$—	$—
Deferred	(940)	—
Provision (benefit) for income taxes	$(940)	$—

Schedule of Reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate

	Years Ended December 31,
	2020 (as restated)	2019
Effective income tax rate:
Expected income tax benefit at the federal statutory rate	21%	21%
State taxes	6%	6%
Change in valuation allowance	(68)%	(30)%
Research and development credit carryover	2%	2%
Permanent differences	42%	1%
Effective income tax rate	3%	—%

Schedule of deferred net tax assets

As of December 31, 2020, and 2019, deferred tax assets consist of the following (in thousands):

	Years Ended December 31,
	2020	2019
Deferred tax assets:
Federal and state net operating carryforwards	$77,463	$56,333
Research and development and other credits	13,555	11,072
Capitalized start‑up costs	15,717	17,032
Compensation‑related items	2,257	1,286
Deferred lease liability	872	1,111
Depreciation	1,503	—
Other deferred tax assets	2,272	2,068
Total gross deferred tax asset	113,639	88,902
Valuation allowance	(111,494)	(87,370)
Net deferred tax asset	2,145	1,532
Deferred tax liabilities:
Right‑of‑use asset	(522)	(664)
Acquired technology	(1,623)	(868)
Total deferred tax liabilities	(2,145)	(1,532)
Net deferred tax asset	$—	$—

Schedule of changes in the valuation allowance for deferred tax assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2020 and 2019 were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Valuation allowance at beginning of the year	$87,370	$56,405
Increases recorded to income tax provision	25,058	30,965
Decreases recorded as a benefit to income tax provision	(934)	—
Valuation allowance at end of year	$111,494	$87,370